Accumulated Other Comprehensive Income: Reclassification out of Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Tables/Schedules
Reclassification out of Accumulated Other Comprehensive Income

	2016	2015	2014

Reclassifications from accumulated other comprehensive income (losses)
Unrealized gains on available-for-sale
securities included in net realized investment losses	$ -	$ 15	$ -

Total reclassifications from accumulated
other comprehensive income (losses)	-	15	-
Tax expense	-	5	-

Net reclassification from accumulated
other comprehensive income (losses)	$ -	$ 10	$ -